SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR THE LEASES (Details) $ in Thousands	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows	$ 1,744
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows	457
Later than one years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual undiscounted cash flows	$ 1,287